Related party transactions - Additional information (Details) € in Thousands	Jun. 30, 2024 EUR (€) licensing_agreement
Disclosure of transactions between related parties [Line Items]
Provision for expenses with related parties	€ 184
Provision for attendance fees	163
Amounts payable, related party transactions	€ 3,926
Novo Nordisk A/S
Disclosure of transactions between related parties [Line Items]
Number of licensing agreements | licensing_agreement	3
Amounts payable, related party transactions	€ 0